Label	Element	Value
American Funds College 2039 Fund | American Funds College 2039 Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	American Funds College 2039 Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 76 of the prospectus and on page 86 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% or there was no turnover.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	1.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives and strategies. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through investments in stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to start withdrawing funds to meet higher education expenses in, or close to, the fund’s target date – that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative as time elapses. The fund’s asset allocation strategy promotes asset accumulation prior to college enrollment through equity exposure. As it approaches the target date, the fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. Upon reaching its target date, the fund will be principally invested in fixed income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed income funds. The allocations shown reflect the target allocations as of January 1, 2025.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 20% target allocation to growth funds is not expected to be greater than 30% or less than 10%. The investment adviser will monitor the fund on an ongoing basis and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	capitalgroup.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	oef_BarChartHeading	Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Highest/Lowest quarterly results during this period were:

Highest 12.07% (quarter ended December 31, 2023)

Lowest -15.04% (quarter ended June 30, 2022)

The fund's total return for the nine months ended September 30, 2024, was 15.96%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	15.96%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	12.07%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(15.04%)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2023 (with maximum sales charge):
American Funds College 2039 Fund | American Funds College 2039 Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
American Funds College 2039 Fund | American Funds College 2039 Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the fund.
American Funds College 2039 Fund | American Funds College 2039 Fund | Allocation risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
American Funds College 2039 Fund | American Funds College 2039 Fund | Fund structure [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
American Funds College 2039 Fund | American Funds College 2039 Fund | Underlying fund risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.
American Funds College 2039 Fund | American Funds College 2039 Fund | Market conditions [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
American Funds College 2039 Fund | American Funds College 2039 Fund | Issuer risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
American Funds College 2039 Fund | American Funds College 2039 Fund | Investing in stocks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.
American Funds College 2039 Fund | American Funds College 2039 Fund | Investing outside the United States [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.
American Funds College 2039 Fund | American Funds College 2039 Fund | Investing in debt instruments [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.
American Funds College 2039 Fund | American Funds College 2039 Fund | Investing in securities backed by the U.S. government [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
American Funds College 2039 Fund | American Funds College 2039 Fund | Management [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 640
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,025
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-E
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,236
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 555
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.29%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 433
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,351
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-T
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 330
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	683
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,215
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,397
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,397
American Funds College 2039 Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.42%)
American Funds College 2039 Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	26.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.50%
American Funds College 2039 Fund | Class 529-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.75%
Performance Inception Date	oef_PerfInceptionDate	Mar. 26, 2021
American Funds College 2039 Fund | Class 529-F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.69%
Performance Inception Date	oef_PerfInceptionDate	Mar. 26, 2021
American Funds College 2039 Fund | Class 529-E
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.27%
Performance Inception Date	oef_PerfInceptionDate	Mar. 26, 2021
American Funds College 2039 Fund | Class 529-F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.84%
Performance Inception Date	oef_PerfInceptionDate	Mar. 26, 2021
American Funds College 2039 Fund | Class 529-A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(20.67%)
Annual Return [Percent]	oef_AnnlRtrPct	21.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.14%
Performance Inception Date	oef_PerfInceptionDate	Mar. 26, 2021
American Funds College 2039 Fund | Class 529-A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.59%
American Funds College 2039 Fund | Class 529-A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.69%
American Funds College 2039 Fund | Class 529-C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.78%
Performance Inception Date	oef_PerfInceptionDate	Mar. 26, 2021

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.